Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2025	2024	2023
Numerator:
Net income/(loss)	€11,220	€(23,698)	€(164,476)

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	352,297	349,622	344,937
Diluted	357,589	349,622	344,937

Net income/(loss) per share:
Basic	€0.03	€(0.07)	€(0.48)
Diluted	€0.03	€(0.07)	€(0.48)